Note 2 - Cash and Balances Due From Banks (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
	20 16	2015

Cash on Hand and Cash Items	$8,509,530	$9,061,678
Noninterest-Bearing Deposits with Other Banks	20,312,574	13,194,968

	$28,822,104	$22,256,646